Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 383,501	$ 414,088
Short-term bank deposits	75,375	200,370
Accounts receivable, net	140,676	99,200
Inventories	119,262	88,406
Investment in sales-type leases, net	7,478	6,696
Prepaid expenses	9,759	5,470
Deferred income taxes	22,268	16,501
Other current assets	37,114	21,398
Total current assets	795,433	852,129
Non-current assets
Goodwill	1,425,416	1,195,891
Other intangible assets, net	607,662	622,330
Investment in sales-type leases	14,643	11,219
Amounts funded in respect of employee rights upon retirement	3,255	3,166
Property, plant and equipment, net	143,335	91,005
Other non-current assets	8,137	6,481
Total non-current assets	2,202,448	1,930,092
Total assets	2,997,881	2,782,221
Current liabilities
Accounts payable	39,093	35,375
Short-term debt	50,000
Accrued expenses and other current liabilities	40,530	32,849
Accrued compensation and related benefits	36,228	21,441
Obligations in connection with acquisitions	42,037	12,027
Unearned revenues	40,909	36,033
Total current liabilities	248,797	137,725
Non-current liabilities
Employee rights upon retirement	4,859	4,683
Obligations in connection with acquisitions - long term	37,132	16,998
Deferred tax liabilities	65,393	105,901
Unearned revenues - long term	5,528	3,315
Other non-current liabilities	18,502	13,812
Total liabilities	380,211	282,434
Contingencies, see note 9
Equity
Ordinary shares, NIS 0.01 par value, authorized 180,000 shares ; 50,898 and 49,211 shares issued and outstanding at September 30, 2014 and December 31, 2013, respectively	139	133
Additional paid-in capital	2,560,256	2,412,197
Retained earnings	58,135	85,549
Accumulated other comprehensive income (loss)	(1,355)	1,908
Equity attributable to Stratasys Ltd.	2,617,175	2,499,787
Non-controlling interest	495
Total equity	2,617,670	2,499,787
Total liabilities and equity	$ 2,997,881	$ 2,782,221